PROMISSORY NOTE (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Jan. 20, 2023	Jan. 01, 2016
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									$ 575,000
Transaction expense						$ 6,764,402
Naturalshrimp Incorporated [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 35,000		$ 35,000		35,000
Interest rate percentage										2.00%
Debt discount		9,680,000		9,680,000		9,680,000	$ 13,940,000
Escrow deposit							1,500,000
Debt instrument, redemption, percentage				15.00%
Increase in outstanding balance, percentage		10.00%		10.00%		10.00%
Description for uplisted term and trigger Events				In conjunction with the Merger Agreement, entered into on October 24, 2022, with Yotta Acquisition Corporation (Note 10), on November 4, 2022, the Company entered into a Restructuring Agreement for an Amended and Restated Secured Promissory Note (the “August Note”), through which the August Note was amended and restated in its entirety. The Restructuring Agreement included key modifications, in which i) the Uplist terms were removed, ii) in the event that the Closing of the Merger does not occur on or before December 31, 2022, the then-current Outstanding Balance will be increased by 2% and shall increase by 2% every 30 days thereafter until the Closing or termination of the Merger Agreement, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”). The Merger has not yet closed, and therefore the 2% of the outstanding balance was increased as of December 31, 202
Gain on Vero Blue debt settlement		$ 2,383,088		$ 2,383,088			815,943
Change in fair value		17,738,000		811,000			$ (116,000)	$ (29,000)
Naturalshrimp Incorporated [Member] | Restructured August Note [Member]
Short-Term Debt [Line Items]
Debt discount and accrued interest				1,933,000
Gain on Vero Blue debt settlement				157,000
Revalued debt amount		$ 2,219,000		2,219,000		$ 2,219,000
Change in fair value				$ 286,000
Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 5,433,333
Interest rate percentage	12.00%
Debt discount	$ 433,333
Transaction expense	10,000
Proceeds from debt	1,100,000
Escrow deposit	3,900,000
Debt instrument, fair value	$ 3,400,000
Debt instrument, redemption, percentage	15.00%
Debt instrument outstanding face amount	$ 816,500
Increase in outstanding balance, percentage	10.00%
Debt instrument, payment terms	Following the Uplist, while the Note is still outstanding, ten days after the Company may have a sale of any of its shares of common stock or preferred stock, there shall be a Mandatory Prepayment equal to the greater of $3,000,000 or thirty-three percent of the gross proceeds of the equity sale
Payments for debt	$ 3,000,000